PAUZE FUNDS(TM)
--------------------------------------------------------------------------------
PAUZE U. S. GOVERNMENT TOTAL RETURN BOND FUND(TM)
PAUZE U. S. GOVERNMENT INTERMEDIATE TERM BOND FUND(TM)
PAUZE U. S. GOVERNMENT SHORT TERM BOND FUND(TM)
--------------------------------------------------------------------------------

       SUPPLEMENT DATED JULY 1, 1999, TO PROSPECTUS DATED DECEMBER 1, 1998

Effective July 1, 1999, Fund Services, Inc., d/b/a Champion Fund Services(TM) is the Pauze Funds(TM) Administrator, Transfer Agent and Dividend Disbursing Agent, replacing Declaration Service Company; and B. C. Ziegler and Company is the Distributor, replacing Declaration Distributors, Inc. On and after that date, all purchases, redemptions and requests for information should be addressed to Champion Fund Services(TM) at 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014 or by calling (800) 327-7170. The information below replaces the comparable information in the applicable named sections of the Prospectus.

ADDRESS (FOR INFORMATION, SHAREHOLDER SERVICES & REQUESTS) (PAGE 1)
-------------------------------------------------------------------
14340 Torrey
Chase Blvd.
Suite 170
Houston, Texas 77014

PAUZE U. S. GOVERNMENT TOTAL RETURN BOND FUND(TM) (PAGE 8)
----------------------------------------------------------
Effective July 1, 1999, the Pauze U. S. Government Total Return Bond Fund(TM) may also invest in securities issued by U. S. Government agencies that are not secured by the full faith and credit of the U. S. Treasury, and repurchase agreements collateralized by such securities. As a result, the Fund no longer has an investment policy to invest exclusively in debt securities that are backed by the full faith and credit of the United States Government. The appropriate sections under "Investment Objectives and Considerations" are modified accordingly.

HOW TO PURCHASE SHARES - BY MAIL (PAGE 13)
------------------------------------------
Send your application and check or money order, made payable to the Fund, to P.O. Box 641367, Cincinnati, OH 45264-1367.

HOW TO REDEEM SHARES - BY MAIL (FIRST TWO SENTENCES) (PAGE 19)
--------------------------------------------------------------
Send your written request for redemption in proper form to Champion Fund Services(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014. (including express or registered mail)

THE ADMINISTRATOR (PAGE 23)
---------------------------
Fund Services, Inc., d/b/a Champion Fund Services(TM) ("FSI"), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, under an Administration Agreement with the Trust dated July 1, 1999, administers the affairs of the Trust. Philip
C. Pauze, President of FSI, has been President and a Trustee of the Trust since its inception in 1993. Fund Services, Inc. assumed responsibilities as Administrator effective July 1, 1999.

Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, supervises parties providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Administration Agreement provides for the Trust to pay the Administrator an annual fee of $145,000, which is allocated among all of the funds of the Trust. FSI also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation. (All references to Declaration Service Company as Administrator, Transfer Agent and Dividend Paying Agent are replaced with FSI)

THE DISTRIBUTOR (FIRST PARAGRAPH) (PAGE 23)
-------------------------------------------
On July 1, 1999, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with B. C. Ziegler and Company ("Ziegler"), pursuant to which Ziegler has agreed to act as the Trust's agent in connection with the distribution of Fund shares, including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services Ziegler will be paid a fixed annual fee of $30,000.00, and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.

(All references to Declaration Distributors, Inc. (DDI), as Distributor are replaced with B. C. Ziegler and Company, 215 North Main St., West Bend, Wisconsin 53095. B. C. Ziegler and Company assumed responsibilities as Distributor effective July 1, 1999.)

SHAREHOLDER SERVICES (FIRST PARAGRAPH) (PAGE 24)
------------------------------------------------
Fund Services, Inc., d/b/a Champion Fund Services(TM) acts as transfer and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at (800) 327-7170 for any questions about your account.

CUSTODIAN (PAGE 30)
-------------------
Firstar Bank, N.A.
Change of name only from Star Bank, N.A. to Firstar Bank, N.A.

PAUZE FUNDS(TM)
--------------------------------------------------------------------------------
PAUZE U. S. GOVERNMENT TOTAL RETURN BOND FUND(TM)
PAUZE U. S. GOVERNMENT INTERMEDIATE TERM BOND FUND(TM)
PAUZE U. S. GOVERNMENT SHORT TERM BOND FUND(TM)
--------------------------------------------------------------------------------

       SUPPLEMENT DATED JULY 1, 1999, TO PROSPECTUS DATED DECEMBER 1, 1998

                                 No Load Shares

Effective July 1, 1999, Fund Services, Inc., d/b/a Champion Fund Services(TM) is the Pauze Funds(TM) Administrator, Transfer Agent and Dividend Disbursing Agent, replacing Declaration Service Company; and B. C. Ziegler and Company is the Distributor, replacing Declaration Distributors, Inc. On and after that date, all purchases, redemptions and requests for information should be addressed to Champion Fund Services(TM) at 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014 or by calling (800) 327-7170. The information below replaces the comparable information in the applicable named sections of the Prospectus.

ADDRESS (FOR INFORMATION, SHAREHOLDER SERVICES & REQUESTS) (PAGE 1)
-------------------------------------------------------------------
14340 Torrey
Chase Blvd.
Suite 170
Houston, Texas 77014

PAUZE U. S. GOVERNMENT TOTAL RETURN BOND FUND(TM) (PAGE 7)
----------------------------------------------------------
Effective July 1, 1999, the Pauze U. S. Government Total Return Bond Fund(TM) may also invest in securities issued by U. S. Government agencies that are not secured by the full faith and credit of the U. S. Treasury, and repurchase agreements collateralized by such securities. As a result, the Fund no longer has an investment policy to invest exclusively in debt securities that are backed by the full faith and credit of the United States Government. The appropriate sections under "Investment Objectives and Considerations" are modified accordingly.

HOW TO PURCHASE SHARES - BY MAIL (PAGE 13)
------------------------------------------
Send your application and check or money order,  made payable to the Fund, to P.
O. Box 641367, Cincinnati, OH 45264-1367.

HOW TO REDEEM SHARES - BY MAIL (FIRST TWO SENTENCES) (PAGE 17)
--------------------------------------------------------------
Send your written request for redemption in proper form to Champion Fund Services(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014. (including express or registered mail)

THE ADMINISTRATOR (PAGE 21)
---------------------------
Fund Services, Inc., d/b/a Champion Fund Services(TM) ("FSI"), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, under an Administration Agreement with the Trust dated July 1, 1999, administers the affairs of the Trust. Philip
C. Pauze, President of FSI, has been President and a Trustee of the Trust since its inception in 1993. Fund Services, Inc. assumed responsibilities as Administrator effective July 1, 1999.

Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, supervises parties providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Administration Agreement provides for the Trust to pay the Administrator an annual fee of $145,000, which is allocated among all of the funds of the Trust. FSI also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation. (All references to Declaration Service Company as Administrator, Transfer Agent and Dividend Paying Agent are replaced with FSI)

THE DISTRIBUTOR (FIRST PARAGRAPH) (PAGE 21)
-------------------------------------------
On July 1, 1999, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with B. C. Ziegler and Company ("Ziegler"), pursuant to which Ziegler has agreed to act as the Trust's agent in connection with the distribution of Fund shares, including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services Ziegler will be paid a fixed annual fee of $30,000.00, and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.

(All references to Declaration Distributors, Inc. (DDI), as Distributor are replaced with B. C. Ziegler and Company, 215 North Main St., West Bend, Wisconsin 53095. B. C. Ziegler and Company assumed responsibilities as Distributor effective July 1, 1999.)

SHAREHOLDER SERVICES (FIRST PARAGRAPH) (PAGE 22)
------------------------------------------------
Fund Services, Inc., d/b/a Champion Fund Services(TM) acts as transfer and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at (800) 327-7170 for any questions about your account.

CUSTODIAN (PAGE 30)
-------------------
Firstar Bank, N.A.
Change of name only from Star Bank, N.A. to Firstar Bank, N.A.

PAUZE FUNDS(TM)
PAUZE TOMBSTONE FUND(TM)
--------------------------------------------------------------------------------

       SUPPLEMENT DATED JULY 1, 1999, TO PROSPECTUS DATED DECEMBER 1, 1998

Effective July 1, 1999, Fund Services, Inc., d/b/a Champion Fund Services(TM) is the Pauze Funds(TM) Administrator, Transfer Agent and Dividend Disbursing Agent, replacing Declaration Service Company; and B. C. Ziegler and Company is the Distributor, replacing Declaration Distributors, Inc. On and after that date, all purchases, redemptions and requests for information should be addressed to Champion Fund Services(TM) at 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014 or by calling (800) 327-7170. The information below replaces the comparable information in the applicable named sections of the Prospectus.

ADDRESS FOR INFORMATION, SHAREHOLDER SERVICES AND REQUESTS) (PAGE 1)
--------------------------------------------------------------------
14340 Torrey Chase Blvd.
Suite 170
Houston, Texas 77014

HOW TO PURCHASE SHARES (SECOND PARAGRAPH) (PAGE 10)
---------------------------------------------------
If you are investing in this Fund for the first time you will need to set up an account. Your financial advisor will help you fill out and submit an application. You may also make a direct initial investment by completing and signing the investment application, which accompanies this Prospectus, and mailing it, together with a check or money order made payable to Pauze Tombstone Fund(TM), to Pauze Funds(TM), P. O. Box 641367, Cincinnati, OH 45264-1367.

WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES (SECOND PARAGRAPH) (PAGE 13)
---------------------------------------------------------------------------
Sales charges do not apply to:
o Current or retired board members, officers or employees of the Fund, Fund Services, Inc., d/b/a Champion Fund Services(TM)("Administrator"), B. C. Ziegler and Company ("Ziegler" or the "Distributor") or their spouses and unmarried children under 21.
o Current or retired Pauze Swanson employees, their spouses and unmarried children under 21.
o Qualified employee benefit plans using a daily transfer record keeping system offering participants daily access to Pauze Funds(TM).
o Shareholders who have at least $5 million invested in funds of the Pauze Funds(TM). If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.
o Purchases made with dividend and capital gain distributions from the load shares of another fund in the Pauze Funds(TM).
o Broker/Dealers with dealer agreements with the Distributor, and registered representatives of such entities.

HOW TO REDEEM SHARES - BY MAIL (SECOND PARAGRAPH) (PAGE 15)
-----------------------------------------------------------
Send your written request for redemption in proper form to Champion Fund Services(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014.

SHAREHOLDER SERVICES (FIRST PARAGRAPH) (PAGE 18)
------------------------------------------------
Fund Services, Inc., d/b/a Champion Fund Services(TM) acts as transfer and dividend paying agent for all Fund accounts. Simply wire or call the Investor Information Department at (800) 327-7170 for any questions about your account.

THE ADMINISTRATOR (PAGE 21)
---------------------------
Fund Services, Inc., d/b/a Champion Fund Services(TM) ("Administrator"), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, under an Administration Agreement with the Trust dated July 1, 1999, administers the affairs of the Trust. Philip C. Pauze, President of the Administrator, has been President and a Trustee of the Trust since its inception in 1993. Fund Services, Inc. assumed responsibilities as Administrator effective July 1, 1999.

Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, supervises parties providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.

The Administration Agreement provides for the Trust to pay the Administrator an annual fee of $145,000, which is allocated among all of the funds of the Trust pro rata based on their respective net assets. Fund Services, Inc. also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation. (All references to Declaration Service Company as Administrator, Transfer Agent and Dividend Paying Agent are replaced with Fund Services, Inc., d/b/a Champion Fund Services(TM))

THE DISTRIBUTOR (FIRST PARAGRAPH) (PAGE 22)
-------------------------------------------
On July 1, 1999, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with B. C. Ziegler and Company ("Ziegler"), pursuant to which Ziegler has agreed to act as the Trust's agent in connection with the distribution of Fund shares, including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services Ziegler will be paid a fixed annual fee of $30,000.00, and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.

(All references to Declaration Distributors, Inc. (DDI), as Distributor are replaced with B. C. Ziegler and Company, 215 North Main St., West Bend, Wisconsin 53095. B. C. Ziegler and Company assumed responsibilities as Distributor effective July 1, 1999.)

CUSTODIAN (PAGE 26)
-------------------

Firstar Bank, N.A.
Change of name only from Star Bank, N.A. to Firstar Bank, N.A.